General Information - Summary of Consolidated Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total assets	₩ 42,791,647	₩ 40,989,810
Total liabilities	24,249,073	22,577,114
Operating revenues	26,287,201	25,638,855	₩ 24,898,005
Profit (loss) for the year	₩ 972,182	₩ 1,385,635	₩ 1,459,395
KT Linkus Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Linkus Co., Ltd.	KT Linkus Co., Ltd.	KT Linkus Co., Ltd
Type of Business	Public telephone maintenance
Location	Korea
Controlling percentage ownership	92.40%	92.40%
Closing month	December
Total assets	₩ 64,178	₩ 47,734	₩ 54,219
Total liabilities	63,452	47,498	53,316
Operating revenues	81,645	76,135	81,434
Profit (loss) for the year	₩ 821	₩ (614)	₩ (3,095)
KT Submarine Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Submarine Co., Ltd.	KT Submarine Co., Ltd.
Total assets		₩ 120,255	₩ 110,390
Total liabilities		7,884	10,736
Operating revenues		42,848	31,374
Profit (loss) for the year		₩ (12,126)	₩ (3,183)
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.	KT Telecop Co., Ltd.
Type of Business	Security service
Location	Korea
Controlling percentage ownership	86.80%	86.80%
Closing month	December
Total assets	₩ 375,596	₩ 370,004	₩ 363,224
Total liabilities	235,947	230,965	233,797
Operating revenues	527,015	517,406	515,456
Profit (loss) for the year	₩ 5,728	₩ 4,267	₩ 3,985
KT Alpha Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Alpha Co., Ltd.
Type of Business	Data communication
Location	Korea
Controlling percentage ownership	73.00%	73.00%
Closing month	December
Total assets	₩ 443,639
Total liabilities	191,254
Operating revenues	437,308
Profit (loss) for the year	₩ 19,352
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.) [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT Alpha Co., Ltd.(KT Hitel Co., Ltd.)	KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Total assets		₩ 406,236	₩ 390,671
Total liabilities		172,211	172,767
Operating revenues		516,737	471,870
Profit (loss) for the year		₩ 13,115	₩ (8,692)
KT Service Bukbu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Bukbu Co., Ltd.	KT Service Bukbu Co., Ltd.	KT Service Bukbu Inc.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	67.30%	67.30%
Closing month	December
Total assets	₩ 63,760	₩ 74,673	₩ 59,341
Total liabilities	55,360	65,820	54,070
Operating revenues	242,119	252,304	231,602
Profit (loss) for the year	₩ 1,212	₩ 3,227	₩ 1,128
KT Service Nambu Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Service Nambu Co., Ltd.	KT Service Nambu Co., Ltd.	KT Service Nambu Inc.
Type of Business	Opening services of fixed line
Location	Korea
Controlling percentage ownership	77.30%	77.30%
Closing month	December
Total assets	₩ 71,576	₩ 80,450	₩ 62,513
Total liabilities	58,745	66,479	52,695
Operating revenues	291,170	301,720	271,174
Profit (loss) for the year	₩ 1,354	₩ 3,067	₩ 1,430
KT Commerce Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Commerce Inc.
Type of Business	B2C, B2B service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.3
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.4 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.4
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund No.5 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund No.5
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC-VP Strategic Investment Fund No.1 [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC-VP Strategic Investment Fund No.1
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card Co., Ltd.	BC Card Co., Ltd.	BC Card Co., Ltd.
Type of Business	Credit card business
Location	Korea
Controlling percentage ownership	69.50%	69.50%
Closing month	December
Total assets	₩ 6,352,878	₩ 5,666,075	₩ 3,933,427
Total liabilities	4,722,432	4,109,200	2,481,004
Operating revenues	4,027,450	3,897,090	3,580,970
Profit (loss) for the year	₩ 76,545	₩ 148,341	₩ 120,308
VP Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	VP Inc.
Type of Business	Payment security service for credit card, others
Location	Korea
Controlling percentage ownership	72.20%	69.70%
Closing month	December
H&C Network [member]
Disclosure of subsidiaries [line items]
Subsidiary	H&C Network	H&C Network	H&C Network Co., Ltd.
Type of Business	Call center for financial sectors
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 81,107	₩ 82,737	₩ 88,616
Total liabilities	4,863	6,640	4,993
Operating revenues	27,205	27,392	227,604
Profit (loss) for the year	₩ 1,814	₩ 992	₩ 11,995
BC Card China Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	BC Card China Co., Ltd.
Type of Business	Software development and data processing
Location	China
Controlling percentage ownership	100.00%	100.00%
Closing month	December
INITECH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	INITECH Co., Ltd.
Type of Business	Internet banking ASP and security solutions
Location	Korea
Controlling percentage ownership	63.90%	61.30%
Closing month	December
Smartro Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Smartro Co., Ltd
Type of Business	VAN (Value Added Network) business
Location	Korea
Controlling percentage ownership	64.50%	64.50%
Closing month	December
KTDS Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTDS Co., Ltd.	KTDS Co., Ltd.	KTDS Co., Ltd.
Type of Business	System integration and maintenance
Location	Korea
Controlling percentage ownership	91.60%	95.60%
Closing month	December
Total assets	₩ 393,667	₩ 401,932	₩ 341,358
Total liabilities	202,067	228,474	199,831
Operating revenues	727,477	723,161	632,899
Profit (loss) for the year	₩ 33,971	₩ 30,941	₩ 21,464
KT M&S Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M&S Co., Ltd.	KT M&S Co., Ltd.	KT M&S Co., Ltd.
Type of Business	PCS distribution
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 258,477	₩ 255,310	₩ 241,377
Total liabilities	209,075	204,336	203,051
Operating revenues	695,856	730,802	710,634
Profit (loss) for the year	₩ 3,783	₩ 8,105	₩ 3,496
GENIE Music Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	GENIE Music Corporation
Type of Business	Online music production and distribution
Location	Korea
Controlling percentage ownership	36.00%	36.00%
Closing month	December
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.	KT MOS Bukbu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 50,750	₩ 38,684	₩ 32,511
Total liabilities	28,431	22,553	25,402
Operating revenues	101,428	83,085	70,212
Profit (loss) for the year	₩ 8,457	₩ 4,607	₩ 1,637
KT MOS Nambu Co., Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.	KT MOS Nambu Co., Ltd.
Type of Business	Telecommunication facility maintenance
Location	Korea
Controlling percentage ownership	98.40%	98.40%
Closing month	December
Total assets	₩ 46,839	₩ 42,011	₩ 36,741
Total liabilities	26,012	25,416	26,053
Operating revenues	101,422	83,330	71,940
Profit (loss) for the year	₩ 5,749	₩ 5,035	₩ 2,016
KT Skylife Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.	KT Skylife Co., Ltd.
Total assets	₩ 1,220,842	₩ 1,359,166	₩ 1,275,645
Total liabilities	479,369	503,679	469,694
Operating revenues	1,034,342	1,038,468	772,950
Profit (loss) for the year	₩ (109,407)	₩ 20,941	₩ 62,309
KT Skylife [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Skylife
Type of Business	Satellite TV
Location	Korea
Controlling percentage ownership	50.60%	50.20%
Closing month	December
Skylife TV Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Skylife TV Co., Ltd.
Type of Business	TV contents provider
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Estate Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Estate Inc.	KT Estate Inc.	KT Estate Inc.
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 2,746,546	₩ 2,480,333	₩ 2,370,940
Total liabilities	1,121,970	833,842	791,884
Operating revenues	511,018	478,188	577,578
Profit (loss) for the year	₩ 871	₩ 58,780	₩ 213,203
KT Investment Management Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Management Inc.
Type of Business	Asset management, real estate and consulting services
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
NEXR Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	NEXR Co., Ltd.
Type of Business	Cloud system implementation
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KTGDH Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTGDH Co., Ltd.	KTGDH Co., Ltd.	KTGDH Co., Ltd.
Type of Business	Data center development and related service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 7,760	₩ 12,059	₩ 11,464
Total liabilities	1,501	1,596	1,560
Operating revenues	4,346	4,323	4,423
Profit (loss) for the year	₩ 648	₩ 451	₩ 553
KT Sat Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sat Co., Ltd.	KT Sat Co., Ltd.
Type of Business	Satellite communication business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 699,607	₩ 677,980
Total liabilities	88,524	89,644
Operating revenues	182,274	185,313
Profit (loss) for the year	₩ 30,502	₩ 28,073
Nasmedia, Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.	Nasmedia Co., Ltd.
Type of Business	Solution provider and IPTV advertisement sales business
Location	Korea
Controlling percentage ownership	44.10%	44.00%
Closing month	December
Total assets	₩ 513,311	₩ 516,945	₩ 490,394
Total liabilities	262,336	275,730	268,618
Operating revenues	147,934	153,210	125,876
Profit (loss) for the year	₩ 17,703	₩ 27,691	₩ 27,120
KT Sports Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Sports Co., Ltd.	KT Sports Co., Ltd.
Type of Business	Management of sports teams
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 26,615	₩ 28,220
Total liabilities	11,299	15,461
Operating revenues	66,309	65,350
Profit (loss) for the year	₩ (12,386)	₩ (7,302)
KT Music Contents Fund No.2 [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Music Contents Fund No.2	KT Music Contents Fund No.2	KT Music Contents Fund No.2
Type of Business	Music and contents investment business
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 5,558	₩ 15,718	₩ 14,985
Total liabilities	1,772	277	278
Operating revenues	534	1,040	253
Profit (loss) for the year	₩ (992)	₩ 735	₩ (30)
KT-Michigan global contents fund [member]
Disclosure of subsidiaries [line items]
Subsidiary		KT-Michigan Global Content Fund	KT-Michigan Global Contents Fund
Total assets		₩ 2,371	₩ 3,552
Total liabilities		27	112
Operating revenues		33	13,592
Profit (loss) for the year		₩ (1,095)	₩ 10,032
KTCS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTCS Corporation	KTCS Corporation	KTCS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	34.10%	34.10%
Closing month	December
Total assets	₩ 434,900	₩ 419,726	₩ 416,750
Total liabilities	234,850	228,618	234,172
Operating revenues	1,035,911	1,031,010	968,499
Profit (loss) for the year	₩ 15,804	₩ 17,634	₩ 19,034
KTIS Corporation [member]
Disclosure of subsidiaries [line items]
Subsidiary	KTIS Corporation	KTIS Corporation	KTIS Corporation
Type of Business	Database and online information provider
Location	Korea
Controlling percentage ownership	33.30%	33.30%
Closing month	December
Total assets	₩ 447,609	₩ 396,208	₩ 369,361
Total liabilities	243,519	199,204	177,619
Operating revenues	593,162	536,229	487,801
Profit (loss) for the year	₩ 13,922	₩ 15,917	₩ 24,944
KT M Mobile Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT M Mobile Co., Ltd.	KT M Mobile Co., Ltd.
Type of Business	Special category telecommunications operator and sales of communication device
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 176,838	₩ 152,114
Total liabilities	69,317	49,816
Operating revenues	301,049	262,918
Profit (loss) for the year	₩ 5,605	₩ 4,731
Next Connect PFV Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV		Next Connect PFV Inc.
Total assets	₩ 946,687		₩ 518,441
Total liabilities	629,809		167,963
Operating revenues	0		0
Profit (loss) for the year	₩ (29,889)		₩ (6,519)
KT Investment Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Investment Co., Ltd.	KT Investment Co., Ltd.	KT Investment Co., Ltd.
Type of Business	Financing business for new technology
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 83,638	₩ 103,354	₩ 87,366
Total liabilities	57,420	79,182	66,108
Operating revenues	24,976	15,136	21,040
Profit (loss) for the year	₩ 2,180	₩ 2,840	₩ (697)
PlayD Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PlayD Co., Ltd.
Type of Business	Advertising agency
Location	Korea
Controlling percentage ownership	70.40%	70.40%
Closing month	December
KT Rwanda Networks Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.	KT Rwanda Networks Ltd.
Type of Business	Network installation and management
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 134,847	₩ 126,721	₩ 125,860
Total liabilities	313,787	267,369	236,389
Operating revenues	26,788	30,834	23,328
Profit (loss) for the year	₩ (57,628)	₩ (27,467)	₩ (28,770)
AOS Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	AOS Ltd.	AOS Ltd.	AOS Ltd.
Type of Business	System integration and maintenance
Location	Rwanda
Controlling percentage ownership	51.00%	51.00%
Closing month	December
Total assets	₩ 10,763	₩ 10,972	₩ 11,539
Total liabilities	1,983	905	2,812
Operating revenues	8,287	8,049	6,942
Profit (loss) for the year	₩ 128	₩ 1,274	₩ 823
KT Japan Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Japan Co., Ltd.	KT Japan Co., Ltd.	KT Japan Co., Ltd.
Type of Business	Foreign investment business and local counter work
Location	Japan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 2,015	₩ 1,888	₩ 1,474
Total liabilities	3,341	3,141	2,633
Operating revenues	2,793	3,263	1,298
Profit (loss) for the year	₩ (110)	₩ 226	₩ (142)
East Telecom LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	East Telecom LLC	East Telecom LLC	East Telecom LLC
Type of Business	Wireless/fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	91.60%	91.60%
Closing month	December
Total assets	₩ 48,483	₩ 42,691	₩ 35,904
Total liabilities	22,632	21,645	22,088
Operating revenues	30,350	27,030	11,960
Profit (loss) for the year	₩ 7,723	₩ 6,419	₩ 2,487
KT America, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT America, Inc.	KT America, Inc.	KT America, Inc.
Type of Business	Foreign investment business and local counter work
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 6,013	₩ 5,945	₩ 4,884
Total liabilities	701	843	101
Operating revenues	8,928	8,070	6,508
Profit (loss) for the year	₩ 133	₩ 37	₩ 201
PT BC card Asia Pacific [member]
Disclosure of subsidiaries [line items]
Subsidiary	PT. BC Card Asia Pacific
Type of Business	Software development and supply
Location	Indonesia
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Hong Kong Telecommunications Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.	KT Hong Kong Telecommunications Co., Ltd.
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 11,142	₩ 10,505	₩ 6,613
Total liabilities	5,121	4,768	1,346
Operating revenues	19,373	20,413	18,825
Profit (loss) for the year	₩ 143	₩ 51	₩ 1,313
Korea Telecom Singapore Pte.Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiary	Korea Telecom Singapore Pte. Ltd.
Type of Business	Foreign investment business and local counter work
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Texnoprosistem LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Texnoprosistem LLC
Type of Business	Fixed line internet business
Location	Uzbekistan
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia Thailand Co Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia Thailand Co., Ltd.
Type of Business	Internet advertising solution
Location	Thailand
Controlling percentage ownership	99.90%	99.90%
Closing month	December
KT Huimangjieum [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Huimangjieum	KT Huimangjieum
Type of Business	Manufacturing
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 8,073	₩ 6,984
Total liabilities	2,715	2,582
Operating revenues	17,687	22,860
Profit (loss) for the year	₩ 1,012	₩ 494
K-REALTY RENTAL HOUSING REIT 3 [member]
Disclosure of subsidiaries [line items]
Subsidiary	K-REALTY RENTAL HOUSING REIT 3
Type of Business	Residential building
Location	Korea
Controlling percentage ownership	88.60%	88.60%
Closing month	December
Storywiz Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Storywiz Co., Ltd.
Type of Business	Contents and software development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Engineering Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd.
Type of Business	Telecommunication facility construction andmaintenance
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 160,243
Total liabilities	104,005
Operating revenues	262,063
Profit (loss) for the year	₩ 5,327
KT Studio Genie Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Studio Genie Co., Ltd.	KT Studio Genie Co., Ltd.	KT Studio Genie Co., Ltd.
Type of Business	Data communication service and datacommunication construction business
Location	Korea
Controlling percentage ownership	90.90%	90.90%
Closing month	December
Total assets	₩ 989,187	₩ 987,270	₩ 648,534
Total liabilities	259,413	268,911	276,933
Operating revenues	542,955	723,580	90,047
Profit (loss) for the year	₩ 13,507	₩ 189,498	₩ (16,443)
KHS Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KHS Corporation
Type of Business	Operation and maintenance of facilities
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Lolab Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Lolab Co., Ltd.	Lolab Co., Ltd.	Lolab Co., Ltd.
Type of Business	Truck transportation and truckingarrangement business
Location	Korea
Controlling percentage ownership	79.80%	79.80%
Closing month	December
Total assets	₩ 42,744	₩ 35,091	₩ 26,726
Total liabilities	37,838	17,247	897
Operating revenues	173,035	74,881	2,107
Profit (loss) for the year	₩ (12,938)	₩ (7,985)	₩ (134)
HCN Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	HCN Co., Ltd.
Type of Business	Cable television service
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Millie Seojae [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Millie Seojae
Type of Business	Book contents service
Location	Korea
Controlling percentage ownership	30.20%	38.60%
Closing month	December
KT ES Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT ES Pte. Ltd.	KT ES Pte. Ltd.	KT ES Pte. Ltd.
Type of Business	Foreign investment business
Location	Singapore
Controlling percentage ownership	57.60%	57.60%
Closing month	December
Total assets	₩ 117,009	₩ 240,721	₩ 240,331
Total liabilities	90,392	88,640	80,597
Operating revenues	87,865	78,815	15,157
Profit (loss) for the year	₩ (124,850)	₩ (23,957)	₩ (6,355)
Epsilon Global Communications Pte. Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Global CommunicationsPTE. Ltd.
Type of Business	Network service industry
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications (SP) Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications(SP) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications US Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications(US) PTE. Ltd.
Type of Business	Fixed line telecommunication business
Location	Singapore
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications Limited
Type of Business	Fixed line telecommunication business
Location	UK
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications HK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications(HK) Limited
Type of Business	Fixed line telecommunication business
Location	Hong Kong
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon US Inc [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon US Inc.
Type of Business	Fixed line telecommunication business
Location	USA
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Epsilon Telecommunications BG EOOD [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Epsilon Telecommunications(BG) EOOD
Type of Business	Employee support service
Location	Bulgaria
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Strategic Investment Fund 6 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Strategic Investment Fund 6
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Nasmedia KT Alpha Future Growth Strategic Investment Fund [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Nasmedia-KT Alpha Future GrowthStrategic Investment Fund
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Altimedia Corporation [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimedia Corporation	Altimedia Corporation	Altimedia Corporation
Type of Business	Software development and delivery
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 48,381	₩ 44,861	₩ 32,338
Total liabilities	12,374	15,777	9,742
Operating revenues	45,035	47,203	6,968
Profit (loss) for the year	₩ 7,352	₩ 6,035	₩ 1,037
Altimidia B.V. (formerly Alticast B.V.) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimidia B.V.(formerly Alticast B.V.)
Type of Business	Software development and delivery
Location	Netherlands
Controlling percentage ownership	100.00%	100.00%
Closing month	December
BCCARD VIETNAM LTD. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	BCCARD VIETNAM LTD.
Type of Business	Software sales business
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Altimidia Vietnam (formerly Alticast Company Limited) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Altimidia Vietnam(formerly Alticast Company Limited)
Type of Business	Software development and delivery
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT RUS LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT RUS LLC	KT RUS LLC
Type of Business	Foreign investment business
Location	Russia
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 501	₩ 967
Total liabilities	10	16
Operating revenues	1	5
Profit (loss) for the year	₩ (378)	₩ (871)
Hangang Real Estate Investment Trust No. 24 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Hangang Real Estate Investment Trust No. 24
Type of Business	Investment fund
Location	Korea
Controlling percentage ownership	75.00%	75.00%
Closing month	December
KTP SERVICES INC. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KTP SERVICES INC.	KTP SERVICES INC.
Type of Business	Fixed line telecommunication business
Location	Philippines
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 2,967	₩ 3,832
Total liabilities	919	2,044
Operating revenues	671	776
Profit (loss) for the year	₩ 235	₩ (255)
KT Cloud Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Cloud Co., Ltd.	kt cloud Co., Ltd.
Type of Business	Information and communications development
Location	Korea
Controlling percentage ownership	92.70%	100.00%
Closing month	December
Total assets	₩ 1,983,972	₩ 1,348,684
Total liabilities	503,241	245,872
Operating revenues	679,825	432,118
Profit (loss) for the year	₩ 63,956	₩ 14,712
KT DX Vietnam Company Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT DX Vietnam Company Limited	KT DX Vietnam Company Limited
Type of Business	Software development
Location	Vietnam
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets	₩ 1,694	₩ 1,815
Total liabilities	102	6
Operating revenues	82	0
Profit (loss) for the year	₩ (207)	₩ 26
Pocheon Jeonggyori Development Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Pocheon Jeonggyori Development Co., Ltd.
Type of Business	Residential building development
Location	Korea
Controlling percentage ownership	80.90%	80.90%
Closing month	December
PT CRANIUM ROYAL ADITAMA [Member]
Disclosure of subsidiaries [line items]
Subsidiary	PT CRANIUM ROYAL ADITAMA
Type of Business	Software development
Location	Indonesia
Controlling percentage ownership	67.00%	67.00%
Closing month	December
Juice Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Juice Inc.
Type of Business	Online information provider/Software development and delivery
Location	Korea
Controlling percentage ownership	42.60%	41.20%
Closing month	December
open cloud lab Co., Ltd (formerly SPARK AND ASSOCIATES INC.) [Member]
Disclosure of subsidiaries [line items]
Subsidiary	open cloud lab Co., Ltd(formerly SPARK AND ASSOCIATES INC.)
Type of Business	IT consulting service and Telecommunication equipment sales
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
KT Sports Inc [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Sports Inc.
Total assets			₩ 29,524
Total liabilities			19,740
Operating revenues			67,612
Profit (loss) for the year			₩ (2,039)
KT Sat Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Sat Inc.
Total assets			₩ 593,616
Total liabilities			34,169
Operating revenues			174,750
Profit (loss) for the year			₩ 20,830
KT Hopemate [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Hopemate
Total assets			₩ 6,311
Total liabilities			2,978
Operating revenues			12,538
Profit (loss) for the year			₩ 116
KT M mobile Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiary			KT M Mobile Inc.
Total assets			₩ 144,175
Total liabilities			40,749
Operating revenues			204,641
Profit (loss) for the year			₩ 5,918
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)		KT Engineering Co., Ltd. (KT ENGCORE Co., Ltd.)
Total assets		₩ 141,463	₩ 185,850
Total liabilities		89,853	144,832
Operating revenues		258,435	284,998
Profit (loss) for the year		₩ 10,302	₩ 366
KT Philippines [Member]
Disclosure of subsidiaries [line items]
Subsidiary			KT Philippines
Total assets			₩ 3,641
Total liabilities			1,243
Operating revenues			0
Profit (loss) for the year			₩ 0
Next Connect PFV [Member]
Disclosure of subsidiaries [line items]
Subsidiary	Next Connect PFV	Next Connect PFV
Type of Business	Residential building development and supply
Location	Korea
Controlling percentage ownership	100.00%	100.00%
Closing month	December
Total assets		₩ 624,734
Total liabilities		277,967
Operating revenues		3
Profit (loss) for the year		₩ (3,712)
KD Living, Inc. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KD Living, Inc
Type of Business	Residential building management
Location	Korea
Controlling percentage ownership	100.00%
Closing month	December
KT Healthcare Vina Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Subsidiary	KT Healthcare Vina Co., Ltd.
Type of Business	Medical service
Location	Vietnam
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 12,730
Total liabilities	439
Operating revenues	0
Profit (loss) for the year	₩ (721)
K-Realty Qualified Private Real Estate Investment Trust No. 1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	K-Realty Qualified Private Real Estate Investment Trust No. 1
Type of Business	Real estate management
Location	Korea
Controlling percentage ownership	6.50%
Closing month	December
Total assets	₩ 80,266
Total liabilities	50,693
Operating revenues	4,682
Profit (loss) for the year	₩ (1,037)
AQUA RETAIL VIETNAM COMPANY LIMITED [Member]
Disclosure of subsidiaries [line items]
Subsidiary	AQUA RETAIL VIETNAM COMPANY LIMITED
Type of Business	E-voucher issuance and trading business
Location	Vietnam
Controlling percentage ownership	100.00%
Closing month	December
Total assets	₩ 1,202
Total liabilities	62
Operating revenues	16
Profit (loss) for the year	₩ (248)
K-Realty Qualified Private Real Estate Investment Trust No. 4 [Member]
Disclosure of subsidiaries [line items]
Subsidiary	K-Realty Qualified Private Real Estate Investment Trust No. 4
Type of Business	Real estate management
Location	Korea
Controlling percentage ownership	93.90%
Closing month	December